Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of deferred tax assets not recognized
As at December 31	2024	2023
Deferred tax assets
Scientific research and experimental development	$3,358	$3,358
Non-capital losses	3,760	3,308
Other	1,226	430
Total deferred tax assets	$8,344	$7,096

Schedule of reconciliation of statutory rate to the income tax rate applied to the net (loss) income
Year ended December 31	2024	2023	2022
Profit (loss) for the year
Canadian	$(1,519)	$(1,654)	$(1,217)
Foreign	480	732	2,602
	$(1,039)	$(922)	$1,385
Year ended December 31	2024	2023	2022
Canadian federal and provincial income taxes at 27% (2023 – 27%; 2022 – 27%)	$281	$249	$(374)
Permanent differences and other items	(342)	197	249
Deferred tax asset adjustments	(1,601)	(318)	125
Foreign tax rate in foreign jurisdictions	159	94	390
Change in unrecognized deferred tax assets	1,247	(247)	(410)
(Expense) recovery	$(256)	$(25)	$(20)

Schedule of losses available for application in future years
2037	$5,276
2040	2,774
2041	983
2042	1,664
2043	491
2044	1,724
$12,912
2028	$700
2029	4,273
$4,973